SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT - STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sales
Net sales	[1]	$ 10,878	$ 15,753	$ 14,052
Cost of net sales
Cost of net sales		7,972	11,363	11,385
Gross profit by Segment		2,906	4,390	2,667
Operating expenses:
Research and development		5,085	5,881	4,762
Total operating expenses		10,237	11,199	7,054
Operating loss		(7,331)	(6,809)	(4,387)
Interest income		2,791	2,208	2,154
Other income, net		855	2,024	(706)
Income tax expense		(683)	(1,274)	(2,063)
Net loss		(4,368)	(3,851)	(5,002)
Comprehensive loss		(6,274)	(6,378)	(11,497)
UTSTARCOM HOLDINGS CORP
Operating expenses:
Selling, general and administrative		713	768	862
Total operating expenses		713	768	862
Operating loss		(713)	(768)	(862)
Loss before income taxes and equity in loss of affiliated companies		(713)	(768)	(862)
Equity in net loss of affiliated companies		(3,655)	(3,083)	(4,140)
Net loss		(4,368)	(3,851)	(5,002)
Other comprehensive loss, net of tax		(1,906)	(2,527)	(6,495)
Comprehensive loss		$ (6,274)	$ (6,378)	$ (11,497)

[1]	Revenue recognized for the years ended December 31, 2024, 2023 and 2022 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each year was $0.1 million, $0.1 million and $0.3 million, respectively.